Document and Entity Information	Oct. 05, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001860160
Document Type	8-K
Document Period End Date	Oct. 05, 2025
Entity Registrant Name	Firefly Aerospace Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42789
Entity Tax Identification Number	81-5194980
Entity Address, Address Line One	1320 Arrow Point Drive
Entity Address, Address Line Two	#109
Entity Address, City or Town	Cedar Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78613
City Area Code	(512)
Local Phone Number	893-5570
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	FLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false